Fair value measurements on a Nonrecurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	$ 159,467	$ 19,303
Restricted cash - Fair Value	9,979	11,425
Amounts due from related parties, long-term - Fair Value	35,245	0
Amounts due to related parties, short-term - Fair Value	(64,204)	(35,979)
Long-term borrowings, net - Fair Value	(1,374,445)	(491,169)
Amounts due from related parties, short-term - Fair Value	0	5,000
Notes receivable, net of current portion - Fair Value	0	8,013
Amounts due to related parties, long-term - Fair Value	(64,204)	(35,979)
Vessels, net		62,789
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	159,467	19,303
Restricted cash - Fair Value	9,979	11,425
Vessels, net		13,428
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from related parties, long-term - Fair Value	35,245
Amounts due to related parties, short-term - Fair Value	(64,204)
Long-term borrowings, net - Fair Value	$ (1,374,445)	(491,169)
Amounts due from related parties, short-term - Fair Value		5,000
Notes receivable, net of current portion - Fair Value		8,013
Amounts due to related parties, long-term - Fair Value		(35,979)
Vessels, net		$ 49,361